Investment Strategy	Mar. 27, 2026
Wellington Shields All-Cap Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]

Principal Investment Strategies of the Fund. The All-Cap Fund pursues its investment objective by investing primarily in equity securities of all market capitalizations.

The All-Cap Fund’s investments will be primarily in equity securities, such as common and preferred stock, securities convertible into common stock, exchange traded funds (“ETFs”) that focus their investments in equity securities, and short sales. Under normal market conditions, the All-Cap Fund will invest at least 80% of its total assets in equity securities.

While the All-Cap Fund’s primary focus is investment in equity securities, the All-Cap Fund has flexibility to invest in other types of securities when the Advisor believes they offer opportunities that are more attractive. Accordingly, the All-Cap Fund may invest in derivative instruments, including put and call options. The All-Cap Fund will generally invest in derivative instruments for hedging and income generation purposes. The All-Cap Fund may also sell a security short (i.e., sell a security borrowed from a broker) if the Advisor expects the market price for the security to drop in the future. When the All-Cap Fund makes a short sale of a security, the All-Cap Fund will have to replace the security in the future, whether or not the price declines. The All-Cap Fund may hold up to 20% of its net assets in derivative instruments and short positions at any time.

In selecting portfolio securities, Capital Management Associates, Inc. (“CMA” or the “Advisor”) uses various screens and models to produce a potential universe of companies. Then through fundamental research, the Advisor selects from that universe companies whose current share price is relatively undervalued. The Advisor considers selling or reducing the All-Cap Fund’s holding in a security if the security no longer meets the Advisor’s investment criteria or the Advisor believes a more attractive investment alternative is available. Final investment decisions are made by the All-Cap Fund’s portfolio managers.